Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instrument [Abstract]
Summary of Bonds Payable	General commercial loans

	December 31
	2021	2020
Loans for procurement and operating capital	$21,857	$1,067
The interest rates on procurement loans were 0.9%-1.225% and 1.09% per annum as of December 31, 2021 and 2020, respectively.
b.Syndicated loans

	December 31
	2021	2020
Short-term bills payable - commercial paper	$72,254	$71,174
Less: Unamortized discounts (interest and bank charges)	(114)	(112)
	$72,140	$71,062

Syndicated loan	$153,179	$176,512
Less: Current portion	(44,437)	(25,623)
Less: Arrangement fee of syndicated loan	(467)	(666)
Long-term borrowings	$108,275	$150,223

Interest rate
Short-term bills payable - commercial paper	1.8804%	1.9178%
Syndicated loan	2.0808%-2.1903%	2.1892%
Other Loans

	December 31
	2021	2020
Procurement loans	$87,608	$642
Less: Current portion	—	(642)
Long-term borrowings	$87,608	$—

Interest rate	2.19%	3.7%

	December 31
	2021	2020
Unsecured bonds	$100,000	$100,000
Less: Current portion	(100,000)	—
	$—	$100,000
The major terms of unsecured bonds as follows:

Issuance Period	Total Amount	Coupon Rate	Repayment and Interest Payment
July 2018 to July 2022	$100,000
1st year: 300bps + 90-day Libor rate.
2nd year and 3rd year: 350bps + 90-day Libor rate.
4th year: 400bps + 90-day Libor rate.
The interest rates were 4.12388% and 3.71457% as of December 31, 2021 and 2020, respectively.
			Principle will be fully paid upon due; interest payable quarterly
Bank credit limit

	December 31
	2021	2020
Unsecured bank general credit limit
Amount used (Note)	$335,983	$259,888
Amount unused	222,225	80,735
	$558,208	$340,623
Note: The calculation of amount used was based on the initial long-term borrowing amount of the Company, and would not be affected before the Company repays the full amount of all the initial long-term borrowings. The amount used included guarantees for customs duties and government grants.